April 15, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: State Farm Mutual Fund Trust

File Nos. 333-42004; 811-10027

Post-Effective Amendment No. 49

Ladies and Gentlemen:

I have acted as counsel to State Farm Mutual Fund Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and I have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, I represent that, based upon my review and my assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ David Moore

David Moore

Counsel

State Farm Mutual Automobile Insurance Company